SHARE-BASED COMPENSATION	12 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

Note 10 —SHARE-BASED COMPENSATION

On January 24, 2025, the Board of Directors of the Company approved the 2023 Equity Incentive Plan (the “2023 Plan”), under which, the Board of Directors adopt an equity incentive plan for the purpose of providing incentive and equity awards to directors, employees, service providers and other individuals, and to reserve 3,749,855 ordinary shares of the Company for issuance. The reserved shares were issued on December 10, 2025.

On April 1, 2026, the Company granted a total of 347,200 class A ordinary shares to certain distributors (the “Participants”) under the 2023 Plan. The Class A ordinary shares were fully vested upon issuance and were not subject to any service, performance or other vesting conditions. The fair value of the Class A ordinary shares is based on the fair market value of the underlying ordinary shares on grant date.

For the year ended June 30, 2026, 2025 and 2024, the Company recognized share-based compensation expenses $333,312, nil and nil, respectively.